INCOME TAXES (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2016 MXN ($)	Jun. 30, 2016 USD ($)	Oct. 12, 2010 MXN ($)
Minera Santa Cruz y Garibaldi SA de CV [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments					$ 122.9	$ 6,200	$ 238.0
Tax Assessments, taxes owed					41.8	2,100
Tax Assessments , inflationary charges					17.7	900
Tax Assessments , interest					40.4	2,000
Tax Assessments , penalties					23.0	$ 1,200
Tax Assessments interest and penalties					$ 122.9
Tax Assessment forgiveness percentage of penalties					100.00%	100.00%
Tax Assessment forgiveness percentage of interest					50.00%	50.00%
Tax Assessments , increase in interest charges	$ 9.1	$ 500
Tax Assessments , increase in inflationary charges	13.7	700
Net assets		595
Cash		42
Allowance for transferring the shares and assets		595
Cubo [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments			$ 58.5	$ 2,900
Tax Assessments, taxes owed			24.1	1,200
Tax Assessments , inflationary charges			3.0	100
Tax Assessments , interest			10.4	500
Tax Assessments , penalties			$ 21.0	$ 1,100
Tax Assessments , increase in interest charges	9.9	500
Tax Assessments , increase in inflationary charges	1.6	100
Re-payment of value added taxes	$ 14.7	$ 700